Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class P
Prospectus [Line Items]
Annual Return [Percent]	12.53%	7.57%	11.68%	(14.02%)